Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2023
Entity Registrant Name	AIM COUNSELOR SERIES TRUST (INVESCO COUNSELOR SERIES TRUST)
Entity Central Index Key	0001112996
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 14, 2023
Document Effective Date	Dec. 15, 2023
Prospectus Date	Dec. 15, 2023
INVESCO AMERICAN FRANCHISE FUND | CLASS A
Prospectus:
Trading Symbol	VAFAX
INVESCO AMERICAN FRANCHISE FUND | CLASS C
Prospectus:
Trading Symbol	VAFCX
INVESCO AMERICAN FRANCHISE FUND | CLASS Y
Prospectus:
Trading Symbol	VAFIX
INVESCO AMERICAN FRANCHISE FUND | Class R
Prospectus:
Trading Symbol	VAFRX
INVESCO AMERICAN FRANCHISE FUND | CLASS R5
Prospectus:
Trading Symbol	VAFNX
INVESCO AMERICAN FRANCHISE FUND | Class R6
Prospectus:
Trading Symbol	VAFFX
INVESCO CORE PLUS BOND FUND | CLASS A
Prospectus:
Trading Symbol	ACPSX
INVESCO CORE PLUS BOND FUND | CLASS C
Prospectus:
Trading Symbol	CPCFX
INVESCO CORE PLUS BOND FUND | CLASS R
Prospectus:
Trading Symbol	CPBRX
INVESCO CORE PLUS BOND FUND | CLASS Y
Prospectus:
Trading Symbol	CPBYX
INVESCO CORE PLUS BOND FUND | CLASS R5
Prospectus:
Trading Symbol	CPIIX
INVESCO CORE PLUS BOND FUND | Class R6
Prospectus:
Trading Symbol	CPBFX
INVESCO EQUALLY-WEIGHTED S&P 500 FUND | CLASS C
Prospectus:
Trading Symbol	VADCX
INVESCO EQUALLY-WEIGHTED S&P 500 FUND | CLASS Y
Prospectus:
Trading Symbol	VADDX
INVESCO EQUALLY-WEIGHTED S&P 500 FUND | CLASS A
Prospectus:
Trading Symbol	VADAX
INVESCO EQUALLY-WEIGHTED S&P 500 FUND | CLASS R
Prospectus:
Trading Symbol	VADRX
INVESCO EQUALLY-WEIGHTED S&P 500 FUND | Class R6
Prospectus:
Trading Symbol	VADFX
INVESCO EQUITY AND INCOME FUND | CLASS A
Prospectus:
Trading Symbol	ACEIX
INVESCO EQUITY AND INCOME FUND | CLASS C
Prospectus:
Trading Symbol	ACERX
INVESCO EQUITY AND INCOME FUND | CLASS Y
Prospectus:
Trading Symbol	ACETX
INVESCO EQUITY AND INCOME FUND | CLASS R5
Prospectus:
Trading Symbol	ACEKX
INVESCO EQUITY AND INCOME FUND | CLASS R
Prospectus:
Trading Symbol	ACESX
INVESCO EQUITY AND INCOME FUND | Class R6
Prospectus:
Trading Symbol	IEIFX
Invesco Floating Rate ESG Fund | Class A
Prospectus:
Trading Symbol	AFRAX
Invesco Floating Rate ESG Fund | Class C
Prospectus:
Trading Symbol	AFRCX
Invesco Floating Rate ESG Fund | Class R
Prospectus:
Trading Symbol	AFRRX
Invesco Floating Rate ESG Fund | CLASS R5
Prospectus:
Trading Symbol	AFRIX
Invesco Floating Rate ESG Fund | Class Y
Prospectus:
Trading Symbol	AFRYX
Invesco Floating Rate ESG Fund | Class R6
Prospectus:
Trading Symbol	AFRFX
Invesco Global Real Estate Income Fund | CLASS A
Prospectus:
Trading Symbol	ASRAX
Invesco Global Real Estate Income Fund | CLASS C
Prospectus:
Trading Symbol	ASRCX
Invesco Global Real Estate Income Fund | CLASS R5
Prospectus:
Trading Symbol	ASRIX
Invesco Global Real Estate Income Fund | Class Y
Prospectus:
Trading Symbol	ASRYX
Invesco Global Real Estate Income Fund | Class R6
Prospectus:
Trading Symbol	ASRFX
INVESCO GROWTH AND INCOME FUND | CLASS A
Prospectus:
Trading Symbol	ACGIX
INVESCO GROWTH AND INCOME FUND | CLASS C
Prospectus:
Trading Symbol	ACGKX
INVESCO GROWTH AND INCOME FUND | CLASS Y
Prospectus:
Trading Symbol	ACGMX
INVESCO GROWTH AND INCOME FUND | CLASS R5
Prospectus:
Trading Symbol	ACGQX
INVESCO GROWTH AND INCOME FUND | CLASS R
Prospectus:
Trading Symbol	ACGLX
INVESCO GROWTH AND INCOME FUND | Class R6
Prospectus:
Trading Symbol	GIFFX
Invesco Income Advantage U.S. Fund | Class A
Prospectus:
Trading Symbol	SCAUX
Invesco Income Advantage U.S. Fund | Class C
Prospectus:
Trading Symbol	SCCUX
Invesco Income Advantage U.S. Fund | Class R
Prospectus:
Trading Symbol	SCRUX
Invesco Income Advantage U.S. Fund | CLASS R5
Prospectus:
Trading Symbol	SCIUX
Invesco Income Advantage U.S. Fund | INVESTOR
Prospectus:
Trading Symbol	SCNUX
Invesco Income Advantage U.S. Fund | Class Y
Prospectus:
Trading Symbol	SCAYX
INVESCO S&P 500 INDEX FUND | CLASS A
Prospectus:
Trading Symbol	SPIAX
INVESCO S&P 500 INDEX FUND | CLASS C
Prospectus:
Trading Symbol	SPICX
INVESCO S&P 500 INDEX FUND | CLASS Y
Prospectus:
Trading Symbol	SPIDX